THE LAW OFFICE OF

PAINE, HAMBLEN, COFFIN, BROOKE & MILLER LLP

Lawrence R. Small lawrence.small@painehamblen.com	717 WEST SPRAGUE AVENUE SUITE 1200 SPOKANE, WASHINGTON 99201-3505 (509) 455-6000 FAX: (509) 838-0007 www.painehamblen.com

March 21, 2007

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Northwest Bancorporation, Inc. (the “Company”) Form 10-KSB
File No. 00024151

Gentlemen:

Enclosed is the annual report on Form 10-KSB for Northwest Bancorporation, Inc. for the fiscal year ended December 31, 2006. As noted in Part I of the Annual Report, as a transitional small business issuer, the Company has elected to continue to use Alternative 2 for such part. The financial statements in the report do not reflect any change from the fiscal year 2005 for accounting principles, practices, or methods of application of those principles or practices.

Very truly yours,

PAINE, HAMBLEN, COFFIN,

BROOKE & MILLER LLP

/s/ Lawrence R. Small

Enclosure